Deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Time deposits, at or above FDIC insurance limit	$ 2,200,000,000	$ 2,100,000,000
Time deposits mature in 2026	7,900,000,000
Time deposits mature in 2027	966,000,000
Time deposits mature in 2028	702,000,000
Time deposits mature in 2029	524,000,000
Time deposits mature in 2030	256,000,000
Time deposit mature after 2030	$ 0